March 16, 2017
Via EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Principal Variable Contracts Funds, Inc. (the "Fund") File Nos. 002-35570, 811-01944

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus that would have been filed under 1933 Act Rule 497(b) or (c) would not have differed from that contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment (#108) was filed electronically with the Securities and Exchange Commission on February 23, 2017 (Accession # 0000012601-17-000020).

If you have any questions regarding this filing, please call me at 515-235-1209 or Jennifer Block at 515-235-9154.

Very truly yours,

/s/ Britney L. Schnathorst

Britney L. Schnathorst
Assistant Counsel
Principal Variable Contracts Funds, Inc.